Long-Term Investments (Tables)	6 Months Ended
Sep. 30, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	As of September 30, 2024 and March 31, 2024, long-term investments consisted of the following:
	September 30, 2024	March 31, 2024
	(unaudited)
Investment in a partnership	$256,420	$256,420
Investment in cost-method investees	3,247,784	1,747,784
	$3,504,204	$2,004,204